United States
Securities and Exchange Commission
Washington, D.C. 20549
Form 13 F
Form 13F Cover Page


Report for the calendar year or quarter ended:	March 31, 2004

Check here if Amendment [ ]: Amendment Number:
This Amendment (check only one): [ ] is a restatement
				 [ ] adds new holding entries

Institutional investment manager filing this report:

Name:	   John D. and Catherine T. MacArthur Foundation
Address:   140 South Dearborn Street, Suite 1100
	   Chicago, Illinois 60603-5285

Form 13F File Number:  28-05911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		George B. Ptacin
Title:		Director of Finance and Tax
Direct Line:	312-917-0317

Signature, Place and Date of signing:

George B. Ptacin	Chicago, Illinois 60603-5285	Date:04/22/04

Report type (check only one):

[X] 13F Holdings Report (check here if all holdings of the reporting manager are reported in this report)

[ ] 13F Notice (check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary

Report Summary:

Number of other included managers:		0

Form 13F information table entry total:	0006

Form 13F information table value total:	$67

List of other included managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report. NONE t_narr_sh

                                                              VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED     NONE
  AT&T WIRELESS SVCS INC COM     COM              00209A106        7      551 SH       SOLE                    551
  EFJ INC COM                    COM              26843B101       21     4418 SH       SOLE                   4418
  HYBRID NETWORKS INC COM        COM              44860K102        0     5709 SH       SOLE                   5709
  VIVUS INC COM                  COM              928551100        0       38 SH       SOLE                     38
  WILLIAMS CTLS INC CDT-PFD SER  COM              969465400        2     1915 SH       SOLE                   1915
  WILLIAMS CTLS INC COM          COM              969465103       37    46000 SH       SOLE                  46000
  REPORT SUMMARY               0006 DATA RECORDS                  67         0000 OTHER MANAGER ON WHOSE  BEHALF REPORT IS FILED